Summary of Significant Accounting Policies - Amortization Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
In-Please Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years 2 months 1 day
2014	$ 104,066
2015	94,656
2016	86,460
2017	78,172
2018	70,558
Above Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 10 months 17 days
2014	1,525
2015	1,525
2016	1,416
2017	1,388
2018	1,359
Below Market Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	22 years 8 months 5 days
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
2014	(4,173)
2015	(4,169)
2016	(4,151)
2017	(4,151)
2018	$ (4,144)